Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of number and weighted average exercise prices (in nis) of share options
	Weighted average exercise price			Number of options
	2018	2017	2016	2018	2017	2016

Outstanding on January 1	3.08	4.29	4.86	1,002,021	519,746	175,536
Expired during the year	7.00	20.72	4.16	30,000	2,239	143,297
Granted during the year	1.59	1.85	4.05	159,759	484,515	487,507
Outstanding on December 31	2.60	3.08	4.29	1,131,780	1,002,022	519,746
Exercisable on December 31	2.95	2.83	3.31	873,344	708,879	113,490

(*)	The exercise price is denominated in NIS and are re-measured using historic exchange rates.

Summary of number of RSUs
	Number of RSUs
	2018	2017

Outstanding at January 1	170,727	-
Granted during the year	59,720	667,260
Vested during the year	121,028	496,534
Outstanding at December 31	109,419	170,726

Summary of options to service providers were measured at the fair value of the service
	2018	2017	2016

Share Price - USD	1.18	1.82 - 2.17	1.06 - 1.348
Option price - USD	0.80	3.28 - 3.82	21.38 - 28.40
Expected volatility (%)	105.77	80.65 - 80.91	-
Expected duration (years)	4.95	6.77 - 6.97	4-8
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	1.41%	1.36 - 1.39	N/A

Summary of share based expenses
	For the year ended December 31
	2018	2017	2016
	USD thousands
Research and development expenses	546	709	176
General and administrative expenses	227	1,570	224
Other expenses	-	29	-

Total share-based expense recognized	773	2,308	400

Binominal Model [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of options to service providers were measured at the fair value of the service
2018

Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%